Share-based payments	12 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangements [Abstract]
Share-based payments	Share-based payments
a)Performance share units and restricted share units
The Company operates a Share Unit Plan, which was amended on April 30, 2024, to provide for the option to award both PSUs and RSUs. Under the Share Unit Plan, the Board of Directors may grant:
–PSUs to certain employees and officers which entitle them to receive one Class A subordinate voting share for each PSU. The vesting performance conditions are determined by the Board of Directors at the time of each grant. PSUs expire on the business day preceding December 31 of the third calendar year following the end of the fiscal year during which the PSU award was made, except in the event of retirement, termination of employment or death. Conditionally upon achievement of performance objectives, granted PSUs under the Share Unit Plan vest at the end of the four-year period.
–RSUs to certain employees and officers which entitle them to receive one Class A subordinate voting share for each RSU. RSUs do not have any vesting performance conditions. RSUs expire on the business day preceding December 31 of the third calendar year following the end of the fiscal year during which the RSU award was made, except in the event of retirement, termination of employment or death. Granted RSUs under the Share Unit Plan vest at the end of the four-year period.

Class A subordinate voting shares purchased in connection with the Share Unit Plan are held in trusts for the benefit of the participants. The trusts, considered as structured entities, are consolidated in the Company’s consolidated financial statements with the cost of the purchased shares recorded as a reduction of capital stock (Note 19).
There are currently no outstanding RSUs under the Share Unit Plan. The following table presents information concerning the number of outstanding PSUs granted by the Company under the Share Unit Plan:

Outstanding as at September 30, 2022	1,809,591
Granted[1]	899,511
Exercised (Note 19)	(294,203)
Forfeited	(162,449)
Outstanding as at September 30, 2023	2,252,450
Granted[1]	799,418
Exercised (Note 19)	(280,265)
Forfeited	(243,403)
Outstanding as at September 30, 2024	2,528,200
[1]    The PSUs granted in 2024 had a weighted average grant date fair value of $137.90 per unit ($112.49 in 2023).
20.Share-based payments (continued)
b)Stock options
Under the Company’s stock option plan, the Board of Directors may grant, at its discretion, stock options to purchase Class A subordinate voting shares to certain employees, officers and directors of the Company and its subsidiaries. The exercise price is established by the Board of Directors and is equal to the closing price of the Class A subordinate voting shares on the TSX on the day preceding the date of the grant. Stock options generally vest over four years from the date of grant conditionally upon achievement of performance objectives and must be exercised within a ten-year period, except in the event of retirement, termination of employment or death. As at September 30, 2024, 15,368,084 Class A subordinate voting shares were reserved for issuance under the stock option plan.
The following table presents information concerning the outstanding stock options granted by the Company:

		2024		2023
	Number of options	Weighted average exercise price per share	Number of options	Weighted average exercise price per share
		$		$
Outstanding, beginning of year	5,211,472	70.21	6,882,845	66.36
Exercised (Note 19)	(1,333,876)	57.38	(1,646,044)	53.65
Forfeited	(12,575)	97.84	(23,626)	99.78
Expired	(2,494)	98.65	(1,703)	102.70
Outstanding, end of year	3,862,527	74.53	5,211,472	70.21
Exercisable, end of year	3,699,805	73.51	4,772,088	67.46
The weighted average share price at the date of exercise for stock options exercised in 2024 was $145.60 ($123.25 in 2023).
The following table summarizes information about the outstanding stock options granted by the Company as at September 30, 2024:

		Options outstanding		Options exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life	Weighted average exercise price	Number of options	Weighted average exercise price
$		(in years)	$		$
39.47 to 41.63	44,112	0.12	39.65	44,112	39.65
47.36 to 52.63	310,323	0.98	48.39	310,323	48.39
56.69 to 63.23	1,787,289	2.45	63.20	1,787,289	63.20
67.04 to 85.62	968,073	3.94	84.57	968,073	84.57
97.84 to 115.01	752,730	5.94	101.35	590,008	102.31
	3,862,527	3.36	74.53	3,699,805	73.51
c)Share purchase plan
Under the share purchase plan, the Company contributes an amount equal to a percentage of the employee's basic contribution, up to a maximum of 3.50%. An employee may make additional contributions in excess of the basic contribution. However, the Company does not match contributions in the case of such additional contributions. The employee and Company's contributions are remitted to an independent plan administrator who purchases Class A subordinate voting shares on the open market on behalf of the employee through either the TSX or NYSE.
20.Share-based payments (continued)
d)Deferred share unit plan
External members of the Board of Directors (participants) are entitled to receive part or their entire retainer fee in DSUs. DSUs are granted with immediate vesting and must be exercised no later than December 15 of the calendar year immediately following the calendar year during which the participant ceases to act as a director. Each DSU entitles the holder to receive a cash payment equal to the closing price of Class A subordinate voting shares on the TSX on the payment date. As at September 30, 2024, the number of outstanding DSUs was 110,412 (122,969 DSUs as at September 30, 2023).
e)Share-based payment costs
The share-based payment expense recorded in costs of services, selling and administrative is as follows:

	Year ended September 30
	2024	2023
	$	$
PSUs	67,054	55,847
Stock options	786	2,367
Share purchase plan	181,989	169,418
DSUs	4,384	5,332
	254,213	232,964